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M.S.D. & T. FUNDS, INC.

Tax-Exempt Money Market Fund
Maryland Tax-Exempt Bond Fund
Intermediate Tax-Exempt Bond Fund
National Tax-Exempt Bond Fund

Supplement dated January 28, 2000
to Prospectus dated September 28, 1999

Portfolio Manager

Effective December 20, 1999, the Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds are managed by a team of Mercantile investment professionals and no one person is primarily responsible for making recommendations to that team.

Minimum Investments

The first two sentences of the first bullet point under the heading "How to Buy Fund Shares--Minimum Investments" on page 13 of the Prospectus are deleted and replaced by the following:

 . The Company generally requires a minimum initial investment of $25,000
  ($2,000 for IRA accounts), which may be allocated among one or more of the Company's investment portfolios, including the Funds. The minimum initial investment in a particular Fund is $500 and the minimum for subsequent investments is $100.

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M.S.D. & T. FUNDS, INC.

Growth and Income Fund
Equity Income Fund
Equity Growth Fund
International Equity Fund
Diversified Real Estate Fund

Supplement dated January 28, 2000
to Prospectus dated September 28, 1999

Minimum Investments

The first two sentences of the first bullet point under the heading "How to Buy Fund Shares--Minimum Investments" on page 14 of the Prospectus are deleted and replaced by the following:

 . The Company generally requires a minimum initial investment of $25,000
  ($2,000 for IRA accounts), which may be allocated among one or more of the Company's investment portfolios, including the Funds. The minimum initial investment in a particular Fund is $500 and the minimum for subsequent investments is $100.

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M.S.D. & T. FUNDS, INC.

Prime Money Market Fund
Government Money Market Fund
Limited Maturity Bond Fund
Total Return Bond Fund

Supplement dated January 28, 2000
to Prospectus dated September 28, 1999

Minimum Investments

The first two sentences of the first bullet point under the heading "How to Buy Fund Shares--Minimum Investments" on page 13 of the Prospectus are deleted and replaced by the following:

 . The Company generally requires a minimum initial investment of $25,000
  ($2,000 for IRA accounts), which may be allocated among one or more of the Company's investment portfolios, including the Funds. The minimum initial investment in a particular Fund is $500 and the minimum for subsequent investments is $100.